JPMorgan SmartRetirement Blend 2025 Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
S&P TARGET DATE 2025 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.44%	5.55%	6.14%
JPM SMARTRETIREMENT BLEND 2025 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.61%	5.03%	5.93%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	8.20%	4.14%	4.95%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	8.42%	4.40%	5.22%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	8.73%	4.67%	5.49%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	8.93%	4.83%	5.63%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	9.00%	4.92%	5.73%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.60%	3.62%	4.45%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.45%	3.37%	4.02%